Details to the consolidated cash flow statements (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Income taxes paid (refund), classified as operating activities	$ 2,562	$ 2,258	$ 2,787
Income taxes paid refund classified as operating activities total company			2,949
Discontinued operations
Statement [line items]
Income taxes paid refund classified as operating activities discontinued operations	$ (0)	$ (0)	$ 162